Financial instruments	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial instruments [Text Block]

16.   Financial instruments

Credit risk

The financial instruments that expose the Company to a concentration of credit risk are cash and cash equivalents and amounts receivable.  The Company's cash and cash equivalents may comprise interest-bearing savings instruments with Canadian chartered banks.  The Company limits its exposure to credit loss by placing its cash and cash equivalents with two Canadian chartered banks.

An expected credit loss provision of $74,193 has been recognized in relation to the loan to Merit Foods and included in interest and other expense on the consolidated statement of operations and comprehensive loss.

Interest rate risk

All of the Company's financial instruments are non-interest bearing except for cash and cash equivalents that earn interest at variable market rates, and the loan to Merit Foods that bore interest at a fixed interest rate.  Burcon's cash and cash equivalents are held at two Canadian chartered banks to maximize interest and to diversify risk.  For the year ended March 31, 2021, the weighted average interest rate earned on the Company's cash and cash equivalents was 0.36% per annum (2020 - 1.92% per annum).  The impact of a 1% strengthening or weakening of interest rates on the Company's cash and cash equivalents at March 31, 2021 is estimated to be a $140,000 increase or decrease in interest income per year.

Liquidity risk

The Company manages liquidity risk through the management of its capital structure (note 16). It also manages liquidity risk by monitoring actual and forecasted cash flows taking into account current and planned operations.  The Company's estimated minimum contractual undiscounted cash flow requirement for its financial liabilities at March 31, 2021 is $1,418,049, all of which is due within the next 12 months.

Fair value

The fair value of the Company's short-term financial assets and financial liabilities, including cash and cash equivalents, amounts receivable, accounts payable and accrued liabilities and accrued interest, approximates their carrying values due to the short-term maturities of these financial instruments.

The carrying values and fair values of financial instruments, by class, are as follows as at March 31, 2021 and 2020:

As at March 31, 2021
	At fair value through profit or loss	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Financial assets	$	$	$	$
Cash and cash equivalents	—	13,972,659	—	13,972,659
Amounts receivable	—	338,715	—	338,715
Loan to Merit Foods	—	2,893,511	—	2,967,704
Total	—	17,204,885	—	17,279,078
Financial liabilities
Accounts payable and accrued liabilities	—	—	1,418,049	1,418,049
Total	—	—	1,418,049	1,418,049

As at March 31, 2020
	At fair value through profit or loss	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Financial assets	$	$	$	$
Cash and cash equivalents	—	15,030,988	—	15,030,988
Amounts receivable	—	332,248	—	332,248
Loan to Merit Foods	—	2,659,830	—	2,659,830
Total	—	18,023,066	—	18,023,066
Financial liabilities
Accounts payable and accrued liabilities	—	—	1,067,251	1,067,251
Accrued interest	—	—	249,310	249,310
Convertible debentures	—	—	6,731,350	6,731,350
Total	—	—	8,047,911	8,047,911

Currency risk

 The Company has not hedged its exposure to currency fluctuations.  As at March 31, 2021 and 2020, the Company is exposed to currency risk through the following assets and liabilities denominated in U.S. dollars:

	March 31, 2021	March 31, 2020
U.S. Dollars
Cash and cash equivalents	$27,752	$21,819
Amounts receivable	1,851	2,528
Accounts payable and accrued liabilities	—	(40,556)
Net exposure	$29,603	$(16,209)

Canadian dollar equivalent	$37,226	$(22,996)

Based on the above net exposure at March 31, 2021, a 10% appreciation or depreciation of the U.S. dollar against the Canadian dollar would have resulted in an increase/decrease of approximately $3,000 (March 31, 2020 - $2,000) in the Company's loss from operations.

Capital disclosures

The Company considers its capital to be its shareholders' equity.

The Company manages its capital structure to have sufficient resources available to meet day-to-day operating requirements, continue as a going concern and fund its research and development program.  The Company is dependent on non-operating sources of cash, primarily from issuing equity and debt, to fund its operations and research development programs.  The Company monitors its capital and the expected cash flows required to achieve its business objectives to determine its future financing needs. It seeks additional capital when deemed appropriate, but there is no assurance that it will be able to secure the necessary capital when required.

The Company is not subject to externally imposed capital requirements and there has been no change with respect to the overall capital risk management strategy during the year ended March 31, 2021.